SHARE CAPITAL (Tables)	6 Months Ended
Oct. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of stock option awards [Table Text Block]
					Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $		Awarded to	Share price on grant date $		Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 15, 2022(1)	80,000	5.79		Employees	5.79		0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(2)	29,060	4.10	(3)	Directors	4.10	(3)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(1)	609,452	4.10	(3)	Officers and employees	4.10	(3)	0%	77%	3.57%	5.0 years	$2.2 million

(1)  Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.

(2)  Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.

(3) Priced in US dollars

Schedule of changes in stock option [Table Text Block]
	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2022 (outstanding)	1,624,150	7.93	3.11
Granted	718,512	7.98	-
Exercised	(318,725)	3.26	-
Expired	(115,174)	10.75	-
Forfeited	(24,335)	20.30	-
Balance, April 30, 2023 (outstanding)	1,884,428	8.29	2.88
Expired	(47,332)	9.55	-
Forfeited	(55,756)	4.20	-
Balance, October 31, 2023 (outstanding)	1,781,340	8.09	2.75
Unvested	(395,566)	5.68	4.22
Exercisable, October 31, 2023	1,385,774	8.77	2.33

Schedule of options outstanding [Table Text Block]
Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
November 7, 2023	4.10	0.02	20,000	-	20,000
December 31, 2023	5.00	0.17	180,000	-	180,000
January 11, 2024	5.00	0.20	60,000	-	60,000
September 1, 2025	8.50	1.84	250,000	-	250,000
January 6, 2026	20.30	2.19	199,000	-	199,000
May 9, 2026(1)	10.59	2.52	10,000	3,333	6,667
January 2, 2026	6.89	2.18	28,250	-	28,250
January 7, 2027	7.94	3.19	314,000	-	314,000
January 13, 2027	8.30	3.21	31,000	-	31,000
February 22, 2024	6.35	0.31	25,000	-	25,000
May 15, 2027	5.79	3.54	80,000	26,667	53,333
February 19, 2027(2)	5.63	3.31	26,638	7,265	19,373
February 19, 2028(2)	5.63	4.31	557,452	358,301	199,151
	8.09	2.75	1,781,340	395,566	1,385,774

(1) Exercise price of US $7.72. The figure in the table above is translated at the October 31, 2023 rate.

(2) Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2023 rate.

Schedule of changes in finder's warrants [Table Text Block]
Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.07	2.26	130,111

(1) Exercise price of US $16.81. The figure in the table above is translated at the October 31, 2023 rate.